Insurance Contracts_The Results Of Liability Adequacy Test(Details) - KRW (₩) ₩ in Millions		Dec. 31, 2020	Dec. 31, 2019
Non-life insurance
Results Of Insurance Liability Adequacy Test LineItems [Line Items]
Recognized liabilities	[1]	₩ 22,716,408	₩ 21,264,591
Estimated adequate liabilities		13,646,717	12,053,196
Shortfall(surplus)		(9,069,691)	(9,211,395)
General Insurance
Results Of Insurance Liability Adequacy Test LineItems [Line Items]
Recognized liabilities	[1]	461,227	365,234
Estimated adequate liabilities		384,780	296,801
Shortfall(surplus)		(76,447)	(68,433)
Automobile insurance
Results Of Insurance Liability Adequacy Test LineItems [Line Items]
Recognized liabilities	[1]	1,363,104	1,123,450
Estimated adequate liabilities		1,279,587	1,071,076
Shortfall(surplus)		(83,517)	(52,374)
Long-term Insurance
Results Of Insurance Liability Adequacy Test LineItems [Line Items]
Recognized liabilities	[1]	20,892,077	19,775,907
Estimated adequate liabilities		11,982,350	10,685,319
Shortfall(surplus)		(8,909,727)	(9,090,588)
KB LifeI nsurance Co., Ltd. [Member]
Results Of Insurance Liability Adequacy Test LineItems [Line Items]
Recognized liabilities		6,878,076	6,559,778
Estimated adequate liabilities		6,077,382	6,117,722
Shortfall(surplus)		(800,694)	(442,056)
KB LifeI nsurance Co., Ltd. [Member] | Fixed interest type Participating
Results Of Insurance Liability Adequacy Test LineItems [Line Items]
Recognized liabilities		30,447	30,514
Estimated adequate liabilities		56,125	56,460
Shortfall(surplus)		25,678	25,946
KB LifeI nsurance Co., Ltd. [Member] | Fixed interest type Non-participating
Results Of Insurance Liability Adequacy Test LineItems [Line Items]
Recognized liabilities		395,766	180,058
Estimated adequate liabilities		12,952	45,116
Shortfall(surplus)		(382,814)	(134,892)
KB LifeI nsurance Co., Ltd. [Member] | Variable interest type Participating
Results Of Insurance Liability Adequacy Test LineItems [Line Items]
Recognized liabilities		970,376	1,037,148
Estimated adequate liabilities		991,663	1,080,830
Shortfall(surplus)		21,287	43,682
KB LifeI nsurance Co., Ltd. [Member] | Variable interest type Non-participating
Results Of Insurance Liability Adequacy Test LineItems [Line Items]
Recognized liabilities		5,508,172	5,335,572
Estimated adequate liabilities		5,141,265	5,069,047
Shortfall(surplus)		(366,907)	(266,525)
KB LifeI nsurance Co., Ltd. [Member] | Varibale type
Results Of Insurance Liability Adequacy Test LineItems [Line Items]
Recognized liabilities		(26,685)	(23,514)
Estimated adequate liabilities		(124,623)	(133,781)
Shortfall(surplus)		(97,938)	₩ (110,267)
Prudential Life Insurance Company of Korea Ltd. [Member]
Results Of Insurance Liability Adequacy Test LineItems [Line Items]
Recognized liabilities		12,204,482
Estimated adequate liabilities		9,945,741
Shortfall(surplus)		(2,258,741)
Prudential Life Insurance Company of Korea Ltd. [Member] | Fixed interest type Participating
Results Of Insurance Liability Adequacy Test LineItems [Line Items]
Recognized liabilities		75,390
Estimated adequate liabilities		83,404
Shortfall(surplus)		8,014
Prudential Life Insurance Company of Korea Ltd. [Member] | Fixed interest type Non-participating
Results Of Insurance Liability Adequacy Test LineItems [Line Items]
Recognized liabilities		11,037,531
Estimated adequate liabilities		10,534,663
Shortfall(surplus)		(502,868)
Prudential Life Insurance Company of Korea Ltd. [Member] | Variable interest type Participating
Results Of Insurance Liability Adequacy Test LineItems [Line Items]
Recognized liabilities		0
Estimated adequate liabilities		0
Shortfall(surplus)		0
Prudential Life Insurance Company of Korea Ltd. [Member] | Variable interest type Non-participating
Results Of Insurance Liability Adequacy Test LineItems [Line Items]
Recognized liabilities		721,570
Estimated adequate liabilities		547,754
Shortfall(surplus)		(173,816)
Prudential Life Insurance Company of Korea Ltd. [Member] | Varibale type
Results Of Insurance Liability Adequacy Test LineItems [Line Items]
Recognized liabilities		369,991
Estimated adequate liabilities		(1,220,080)
Shortfall(surplus)		₩ (1,590,071)

[1]	Long-term insurance is for premium reserves and unearned premium reserves; the premium reserve is the amount of subtracting deferred acquisition costs and insurance contract loans from the net insurance premium reserve in accordance with Article 6-3 of the Insurance Supervisory Regulation.